Fees Summary	May 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,397,000
Previously Paid Amount	0.00
Total Fee Amount	192.93
Total Offset Amount	0.00
Net Fee	192.93
Narrative - Max Aggregate Offering Price	$ 1,397,000
Final Prospectus	true